Note 25 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
25—
COMMITMENTS AND CONTINGENCIES

25
-
1
Commitments

The Company currently has commitments regarding its operating leases as described in Note
12
-
2.

25
-
2
Contingencies

The Company currently has contingencies relating to warranties provided to customers for products as described in Note
1
-
15
and Note
11.